CASH, CASH EQUIVALENT, AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2017
CASH, CASH EQUIVALENT, AND RESTRICTED CASH
CASH, CASH EQUIVALENT, AND RESTRICTED CASH

NOTE 5 — CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

	12/31/2017	12/31/2016 (Reclassified)
I - Cash and Cash Equivalents
Cash and cash in Banks	422,819	295,549
Financial Investments	369,433	200,306

	792,252	495,855

II - Restricted Cash
Resources of CCC	—	393,520
Marketing - Itaipu	2,665	256,192
Marketing - PROINFA	1,162,561	998,380
Resources of RGR	50,132	33,254
PROCEL	114,518	—

	1,329,876	1,681,346

	2,122,128	2,177,201

I - The financial resources are held at Banco do Brasil S.A., as per the terms of the specific legislation for Mixed Economy Companies under control of the Federal Government, as in Decree Law 1,290 of December 3, 1973, with the amendments resulting from Central Bank of Brazil Resolution 4,034 of November 30, 2011, which established new mechanisms for allocations of the companies comprising the Indirect Federal Government.

Financial funds foi immediate liquidity are included in extra-market financial investment funds, which are targeted to achieve returns based on the average rate of reference from the Special Settlement and Custody System (SELIC).

The balances considered as cash equivalents are high-liquidity short-term investments that can promptly be converted to a known cash amount, subject to an insignificant risk of change in value and held with the purpose of meeting short-term cash commitments and are destined for general cash management at the Company. No public securities are classified as cash and cash equivalents.

II - Restricted Cash - These are resources collected by the respective funds which are used exclusively to uphold the regulatory provisions governing the funds.